Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980

D: +1 202.220.8412
F: +1 202.637.3593

ericsimanek@
eversheds-sutherland.com

January 5, 2024

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Group Commodity Trust I

Post-Effective Amendment No. 1 to

Registration Statement on Form S-1

CIK - 0001610940

Ladies and Gentlemen:

Enclosed for filing electronically is Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ETF Managers Group Commodity Trust I (the “Trust”). This filing is being made to show a change in the sponsor of the Trust which is expected to take effect during the first quarter of 2024.

Any questions or comments with respect to this filing may be directed to the undersigned at 202.220.8412.

Very truly yours,

/s/ Eric Simanek